Information on net borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Information on net borrowings
Schedule of net borrowings

Management believes that net borrowings is a useful measure of Eni’s financial condition as it provides insight about the soundness of Eni’s capital structure and the ways by which Eni’s operating assets are financed.

	December 31, 2020			December 31, 2019
(€ million)	Current	Non-current	Total	Current	Non-current	Total
A. Cash and cash equivalents	9,413		9,413	5,994		5,994
B. Financial assets held for trading	5,502		5,502	6,760		6,760
C Liquidity (A+B)	14,915		14,915	12,754		12,754
D. Financing receivables	203		203	287		287
E. Short-term debt towards banks	337		337	187		187
F. Long-term debt towards banks	759	3,193	3,952	504	2,341	2,845
G. Bonds	1,140	18,676	19,816	2,642	16,530	19,172
H. Short-term financial debt towards related parties	52		52	46		46
I. Other short-term financial liabilities	2,493		2,493	2,219		2,219
J. Other long-term financial liabilities	10	26	36	10	39	49
K. Total borrowings before lease liabilities (E+F+G+H+I+J)	4,791	21,895	26,686	5,608	18,910	24,518
L. Net borrowings before lease liabilities (K-C-D)	(10,327)	21,895	11,568	(7,433)	18,910	11,477
M. Lease liabilities	795	4,057	4,852	884	4,751	5,635
N. Lease liabilities towards related parties	54	112	166	5	8	13
O. Total borrowings including lease liabilities (K+M+N)	5,640	26,064	31,704	6,497	23,669	30,166
P. Net borrowings including lease liabilities (O-C-D)	(9,478)	26,064	16,586	(6,544)	23,669	17,125